Joint Ventures and Associates - Summary of Transactions With Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interests In Other Entities [Abstract]
Sales and charges to joint ventures and associates	$ 7,748	$ 8,270	$ 13,121
Purchases and charges from joint ventures and associates	$ 9,573	$ 11,212	$ 10,680